Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt
11.  Debt
Long-term debt outstanding was as follows:

	Interest Rate	Maturity	December 31,
			2013	2012
			(In millions)
Surplus notes — affiliated	8.60%	2038	$750	$750
Long-term debt — unaffiliated (1)	7.03%	2030	40	41
Total long-term debt (2)			$790	$791
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(1)	Principal and interest is paid quarterly.

(2)	Excludes $1.5 billion and $2.6 billion of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 7.
The aggregate maturities of long-term debt at December 31, 2013 are $1 million in each of 2014, 2015, 2016, and 2017, $2 million in 2018 and $784 million thereafter.
Interest expense related to the Company’s indebtedness included in other expenses was $68 million, $68 million and $67 million for the years ended December 31, 2013, 2012 and 2011, respectively.
Payments of interest and principal on the surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.